Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation

13. Share-based compensation

Restricted and Performance Share Unit plan (“RPSU plan”)

Obsidian Energy has an RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Since March 2016, consideration can be in the form of cash or shares purchased on the open market therefore all grants subsequent to March 2016 are accounted for based on the equity method. In June 2017, the shareholders approved amendments to the RPSU plan such that shares provided under the plan can either be purchased on the open market or issued from treasury.

RPSU plan (number of shares equivalent)	Year ended December 31
	2017	2016
Outstanding, beginning of year	10,199,595	6,325,954
Granted	4,472,510	11,745,330
Vested	(3,935,186)	(2,353,989)
Forfeited	(2,339,541)	(5,517,700)

Outstanding, end of year	8,397,378	10,199,595

Outstanding units – liability method	730,297	2,314,805
Outstanding units – equity method	7,667,081	7,884,790

	As at December 31
RPSU obligation:	2017	2016
Current liability (1)	$1	$3
Non-current liability	$—	$1

(1)	Included within Accounts payable and accrued liabilities.

The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2017	2016
Average fair value of units granted (per unit)	$2.11	$1.20
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	7.8%	18.4%

Stock Option Plan

Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees and other service providers. In March 2017, the Board of Directors resolved to suspend all future grants of options under the Option Plan.

	Year ended December 31
	2017		2016
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	7,612,625	$6.01	10,595,728	$10.21
Granted	—	—	3,557,250	1.20
Exercised	(1,577,225)	1.44	(600,775)	1.53
Forfeited	(2,372,825)	11.22	(5,939,578)	11.08

Outstanding, end of year	3,662,575	$4.60	7,612,625	$6.01

Exercisable, end of year	1,980,876	$6.50	2,804,426	$11.10

		Options Outstanding		Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$1.00 - $1.99	2,005,425	$1.42	2.8	631,238	$1.53
$2.00 - $9.99	1,058,950	7.44	1.4	751,438	7.66
$10.00 - $21.99	598,200	10.30	0.3	598,200	10.30

	3,662,575	$4.60	1.2	1,980,876	$6.50

Deferred Share Unit (“DSU”) plan

The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX. At December 31, 2017, 640,705 DSUs (2016 – 745,851) were outstanding and $1 million was recorded as a current liability (2016 – $2 million).

Performance Share Unit (“PSU”) plan

The PSU plan allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for the PSU Plan. The PSU obligation is classified as a liability due to the cash settlement feature. Since June 2017, issuances of performance share units are made under the RPSU plan and therefore could be paid in shares.

	Year ended December 31
PSU awards (number of shares equivalent)	2017	2016
Outstanding, beginning of period	1,855,500	1,622,881
Granted	569,000	2,516,000
Vested	(638,750)	(199,843)
Forfeited	(246,750)	(2,083,538)

Outstanding, end of period	1,539,000	1,855,500

	As at December 31
PSU obligation:	2017	2016
Non-current liability	$1	$2

Share-based compensation

Share-based compensation is based on the fair value of the options and units at the time of grant under the Option Plan and RPSU plan (equity method), which is amortized over the remaining vesting period on a graded vesting schedule. Share-based compensation under the RPSU plan (liability method), DSU and PSU is based on the fair value of the awards outstanding at the reporting date and is amortized based on a graded vesting schedule. Share-based compensation consisted of the following:

	Year ended December 31
	2017	2016
Options	$1	$1
PSU plan	1	1
DSU plan	—	1
RPSU plan – equity method	7	6
RPSU plan – liability method	(1)	3

Share-based compensation	$8	$12

The share price used in the fair value calculation of the RPSU plan (liability method), PSU and DSU obligations at December 31, 2017 was $1.56 (2016 – $2.37).

Employee retirement savings plan

Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.50 for each $1.00 of employee contribution up to and including December 31, 2017, $1.25 for each $1.00 of employee contribution for 2018 and $1.00 for each $1.00 of employee contribution thereafter. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk investments. Shares are purchased in the open market at prevailing market prices.